Notes Payable	12 Months Ended
Dec. 28, 2013
Notes Payable [Text Block]
8.	Notes Payable

December 28, 2013
Principal	$669,335
Interest	23,781
Repayment	(47,885)
Beneficial conversion feature	(188,140)
Accretion expense	33,495
Effect of foreign exchange	(13,872)
$476,614

On October 11, 2013, the Company issued a demand convertible promissory note in favor of Mr. Robert Edmunds, one of its directors, in the principal amount of $467,369 (CAD$500,000). On December 4, 2013, the Company issued an additional demand convertible promissory note in favor of Mr. Robert Edmunds, pursuant to a loan from Mr. Robert Edmunds to the Company in the principal amount of $42,255 (CAD$45,000). The promissory notes bear interest on the principal amount at a rate of 20% per annum, is unsecured and payable in full on repayment of the principal amount. The convertible promissory note included 181,666 bonus common shares of the Company, subject to TSX-V approval which was received subsequent to year end (Note 16). At December 28, 2013 the balance outstanding, including accrued interest of $20,896 (CAD$22,667), was $532,576 (CAD$567,267).

On October 11, 2013, the Company issued a convertible promissory note in favor of Mr. Jason Finnis, one of its directors, in the principal amount of $96,180 (CAD$100,000). The promissory notes bear interest on the principal amount at the rate of 12% per annum, is unsecured and payable in full on repayment of the principal amount. On November 7, 2013, the company repaid Mr. Jason Finnis $48,326 (CAD$50,000) of principal including interest of $441 (CAD$460). At December 28, 2013, the balance outstanding, including accrued interest of $1,210 (CAD$1,290), was $48,132 (CAD$51,290).

On October 11, 2013, the Company issued a convertible promissory note in favor of Mr. Kenneth Barker, one of its directors, in the principal amount of $50,000. The promissory note bears interest on the principal amount at the rate of 12% per annum, is unsecured and payable in full on repayment of the principal amount. At December 28, 2013, the outstanding balance, including accrued interest of $1,234, was $51,234.

The promissory notes issued during the year ended December 28, 2013 contain conversion features. Each lender has the right to convert any portion of the outstanding principal and interest payable for units at an exercise price of $0.60 per unit. Each unit is comprised of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.70 per common share for a term of five years. The Company recognized a beneficial conversion feature of $188,140 (CAD$200,000) based on the excess of the conversion price over the commitment date fair value of the stock. The Company incurred an accretion expense of $33,495 (CAD$34,483) during the year reducing the value of the beneficial conversion feature to a balance of $154,645 (CAD$165,517).

The promissory notes issued during the year ended December 28, 2013 mature on the earliest of December 20, 2014 or at such time the Company completes a public offering of registered securities by way of registration statement on Form S-1 of not less than CAD$3,000,000 in gross proceeds.